Inventories - Composition of inventory balances (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Inventories
Raw materials and consumables	£ 242	£ 236
Work in progress	7	26
Finished goods	776	928
Total	£ 1,025	£ 1,190